Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Income Tax Provision

The provision for income taxes charged to operations consisted of the following for the years ended December 31, 2020, 2019 and 2018 (in thousands):

	2020	2019	2018
Current tax expense:
Federal	$(2)	$(2)	$(4)
State	8	188	86
Foreign	317	251	298

Total current tax expense:	323	437	380

Deferred tax expense:
Federal	2	2	4
State	(124)	(282)	25
Foreign	(5)	(8)	(3)

Total deferred current tax expense (benefit):	(127)	(288)	26

Provision for income taxes	$196	$149	$406

Schedule of Net Deferred Tax Assets

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities consisted of the following at December 31, 2020 and 2019 (in thousands):

	2020	2019
Deferred tax assets:
Net operating loss carryforward	$9,779	$8,437
Compensation accruals	675	1,698
Foreign tax credits	552	585
Bad debt reserve	321	245
Interest expense limitation	274	558
Goodwill	78	175
Lease liability	1,119	—
Other	187	175

Total deferred tax assets	12,985	11,873
Deferred tax liabilities:
Capitalized commissions	(1,192)	(894)
Right of use asset	(972)	—
Fixed assets depreciation	(143)	(232)
Other intangibles amortization	(3,423)	(4,424)
Other	(25)	—

Total deferred tax liabilities	(5,755)	(5,550)
Net deferred tax assets before valuation allowance	7,230	6,323
Valuation allowance	(7,423)	(6,643)

Net deferred tax liabilities	$(193)	$(320)

Reconciliation of statutory and effective income tax rates

A reconciliation between the Company’s federal statutory tax rate and its effective tax rate for the years ended December 31, 2020, 2019 and 2018 is as follows:

	2020	2019	2018
Federal statutory tax rate	21.00%	21.00%	21.00%
State tax, net of federal benefit	3.93%	0.55%	4.72%
Meals and entertainment	(1.07)%	(1.69)%	2.78%
Global intangible low-taxed income inclusion	(2.41)%	(1.07)%	0.00%
Share-based compensation	(2.83)%	0.00%	0.00%
Prior year provision to return true-up	(2.13)%	(1.16)%	(0.20)%
Change in valuation allowance	(18.90)%	(19.94)%	(13.20)%
Foreign tax differential and permanent items	(2.27)%	0.07%	2.06%
Other	(0.08)%	(0.06)%	0.55%

Effective tax rate	(4.76)%	(2.30)%	17.71%

Crescent Acquisition Corp
Schedule of Income Tax Provision

The income tax provision consists of the following:

	For the years ended December 31,
	2020	2019
Current
Federal	$93,518	$817,897
State	43,212	377,710
Deferred
Federal	(524,082)	(68,511)
State	(197,599)	—
Change in valuation allowance	721,681	68,511

Income tax provision expense	$136,730	$1,195,607

Schedule of Net Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

	As of December 31,
	2020	2019
Deferred tax assets:
Startup/organizational costs	$885,206	$70,106
Valuation allowance	(885,206)	(70,106)

Deferred tax assets, net of allowance	$—	$—

Reconciliation of statutory and effective income tax rates

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the years ended December 31,
	2020	2019
	As Restated	As Restated
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	(0.20)%	2.22%
Other permanent items	(18.12)%	(14.83)%
Meals & entertainment	(0.02)%	0.00%
Valuation allowance	(3.47)%	0.51%

Effective tax rate	(0.81)%	8.90%